Selling, general and administrative expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expenses
Taxes	[1]	$ (18,885)	$ (38,977)	$ (45,536)
Salaries and social security contributions		(20,386)	(28,860)	(32,433)
Services and fees		(28,157)	(37,915)	(44,137)
Office expenses		(1,222)	(5,190)	(10,209)
Amortization and depreciation		(9,480)	(9,935)	(9,225)
Maintenance expenses		(1,150)	(1,717)	(3,101)
Advertising		(1,564)	(3,367)	(4,722)
Insurance		(2,026)	(1,689)	(2,037)
Charter service		(134)	(799)	(830)
Bad debts recovery		2,919	2,908	3,190
Bad debts		16,400	33,876	12,748
Other		(5,290)	(8,874)	(10,111)
Selling, general and administrative expenses		(101,775)	(168,291)	$ (171,899)
Selling, General And Administrative Expenses, Amortisation Of Leases		$ 673	$ 687

[1]	Mainly included tax from taxes over banks transactions and tax on revenue.